Investments and fair value measurements - Schedule of Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income [Line Items]
Interest and investment income	$ 616	$ 522	$ 1,800	$ 871	$ 2,233	$ 2,377	$ 22
Available-for-sale debt securities
Net Investment Income [Line Items]
Interest and investment income	0	91	773	204	408	262	0
Held-to-maturity debt securities
Net Investment Income [Line Items]
Interest and investment income	570	252	964	522	1,326	743	0
Equity investments
Net Investment Income [Line Items]
Interest and investment income	0	111	(89)	(110)	146	115	0
Mortgage loans
Net Investment Income [Line Items]
Interest and investment income	45	46	91	102	194	325	0
Other
Net Investment Income [Line Items]
Interest and investment income	$ 1	$ 22	$ 61	$ 153	$ 159	$ 932	$ 22